Loss before income tax (Tables)	12 Months Ended
Jan. 31, 2019
Analysis of income and expense [abstract]
Loss before income tax

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Research and development
Employee benefit expense	6,264	5,616	4,218
Share-based payment expense	1,091	327	374
Program related costs	29,868	21,810	13,605
Amortization of intangible assets	829	105	10
Other research and development costs	1,122	1,112	745
	39,174	28,970	18,952
General and administration
Employee benefit expense	3,238	2,870	2,480
Share-based payment expense	3,652	1,280	1,005
Foreign exchange (gain) / loss	(491)	1,986	533
Depreciation of property, plant and equipment	309	141	48
Loss on disposal of assets	43	40	—
Other general and administration costs	4,818	5,613	4,211
Loss on contingent consideration	754	—	—
Royalty expense	19	69	—
	12,342	11,999	8,277